UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Tiedemann Trust Company
Address: 1201 North Market Street Suite 1406
         Wilmington  DE 19801

Form 13F File Number: 28-12765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Peters
Title: Chief Compliance Officer
Phone: 302-656-5644

Signature, Place, and Date of Signing:

David A. Peters       Wilmington, Delaware         02/08/2013
--------------------  ---------------------------  ----------

By:    /s/ David A. Peters
      -------------------------
       David A. Peters

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:                   2

     Form 13F Information Table Entry Total:            120

     Form 13F Information Table Value Total:   $     488222

                                               -----------------
                                                (thousands)



     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number   Name
     ---  -------------------    -----------------------------------------
      1    28-13689              Tiedemann Wealth Management Holdings, LLC
      2    28-13688              Tiedemann Wealth Management, LLC


COLUMN                                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------      --------      --------- -------- ----------------- ---------- -------- ---------------------
                                         TITLE                   VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS        CUSIP   (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
----------------------------------      --------      --------- -------- -------  --- ---- ---------- -------- ------  ------ ------
3M Company                              COM           88579Y101      141    1517   SH         Defined            1517
3M Company                              COM           88579Y101      186    2000   SH           Other                           2000
Abbott Laboratories                     COM           002824100      459    7003   SH         Defined            7003
Access Midstream Partners L P Unit      UNIT          00434L109     3900  116285   SH         Defined          116285
Alphatec Hldgs Inc Common               COM           02081G102       25   15000   SH         Defined           15000
Alza Corp See 022615 Sub Deb Conv 0     SDCV 7/2      02261WAB5       13   13000   SH         Defined           13000
Amazon Com Inc                          COM           023135106     7747   30882   SH         Defined           30882
American International Group Inc.       COM NEW       026874784        5     133   SH         Defined             133
American International Group Inc.       COM NEW       026874784      318    9000   SH           Other                           9000
American Tower Corp Common              COM           03027X100      208    2694   SH         Defined            2694
American Tower Corp Common              COM           03027X100      541    7000   SH           Other                           7000
Amgen Inc Com                           COM           031162100      690    8000   SH         Defined            8000
Anadarko Pete Corp Common               COM           032511107      528    7100   SH           Other                           7100
Ansys Inc.                              COM           03662Q105      221    3276   SH         Defined            3276
Apple Computer Inc                      COM           037833100     5026    9445   SH         Defined            9445
Apple Computer Inc                      COM           037833100      910    1730   SH           Other                           1730
AT & T Inc                              COM           00206R102      250    7428   SH         Defined            7428
Berkshire Hathaway Class B New          CL B NEW      084670702      449    5000   SH           Other                           5000
Bristol Myers Squibb                    COM           110122108      495   15200   SH           Other                          15200
Buckeye Partners LP                     UNIT LTD PART 118230101     9222  203084   SH         Defined          203084
Canadian Nat Res Ltd Common             COM           136385101      442   15300   SH           Other                          15300
Celgene Corp Common                     COM           151020104      785   10000   SH           Other                          10000
Chevron Corp                            COM           166764100      932    8617   SH         Defined            8617
Chipotle Mexican Grill                  COM           169656105      297    1000   SH           Other                           1000
Church & Dwight Co., Inc                COM           171340102      439    8200   SH           Other                           8200
Coca-cola Co Com                        COM           191216100      362    9996   SH         Defined            9996
Conoco Phillips                         COM           20825C104      580   10002   SH         Defined           10002
Consolidated Edison Inc                 COM           209115104      513    9236   SH         Defined            9236
Costco Wholesale Corp.                  COM           22160K105      303    3064   SH         Defined            3064
Ecolab Inc Com                          COM           278865100      539    7500   SH           Other                           7500
EGShares Emerging Markets Consumer      EGS EMKTCN    268461779    10172  381820   SH         Defined          381820
El Paso Pipeline Partners L P Common    COM UNIT LPI  283702108     9478  256381   SH         Defined          256381
Enbridge Energy Partners, L.P.          COM           29250R106    10831  388225   SH         Defined          388225
Energy Transfer Equity L P Common       COM UT LTD PT 29273V100     9444  207641   SH         Defined          207641
Enterprise Products Partners LP         COM           293792107    13806  275681   SH         Defined          275681
Ev Energy Partners, LP                  COM UNITS     26926V107     3369   59571   SH         Defined           59571
Exxon Mobil Corp                        COM           30231G102     3275   37842   SH         Defined           37842
Facebook Inc Class A                    CL A          30303M102      481   18086   SH         Defined           18086
Falconstor Software Inc Common          COM           306137100       74   31958   SH         Defined           31958
Fedex Corp Com                          COM           31428X106      210    2295   SH         Defined            2295
Fedex Corp Com                          COM           31428X106      419    4565   SH           Other                           4565
First Trust Energy Income & Growth      COM           33738G104    11692  381462   SH         Defined          381462
Gabelli Equity Tr Inc Common            COM           362397101      114   20500   SH         Defined           20500
General Electric                        COM           369604103     1418   67575   SH         Defined           67575
General Electric                        COM           369604103      430   20500   SH           Other                          20500
Goldman Sachs Group                     COM           38141G104      523    4100   SH           Other                           4100
Google Inc-Cl A                         CL A          38259P508     1077    1522   SH         Defined            1522
Google Inc-Cl A                         CL A          38259P508      645     912   SH           Other                            912
Illinois Tool Wks Inc Com               COM           452308109      217    3573   SH         Defined            3573
Intel Corporation                       COM           458140100      477   23113   SH         Defined           23113
Intel Corporation                       COM           458140100      421   20400   SH           Other                          20400
International Business Machines Corp.   COM           459200101      633    3303   SH         Defined            3303
International Business Machines Corp.   COM           459200101      678    3540   SH           Other                           3540
iShares MSCI EAFE Index                 MSCI EAFE     464287465      873   15356   SH         Defined           15356
iShares S & P Europe Index              S&P EURO PLUS 464287861      645   16411   SH         Defined           16411
iShares S&P 500 Growth Index Fund       S&P500 GRW    464287309    43704  577033   SH         Defined          577033
Johnson & Johnson                       COM           478160104     2198   31349   SH         Defined           31349
Johnson & Johnson                       COM           478160104      575    8200   SH           Other                           8200
Johnson Controls Inc.                   COM           478366107       30     967   SH         Defined             967
JPMorgan Alerian MLP ETN                ALERIAN ML    46625H365    19560  508590   SH         Defined          508590
Jpmorgan Chase & Co                     COM           46625H100      417    9487   SH         Defined            9487
Jpmorgan Chase & Co                     COM           46625H100      890   20250   SH           Other                          20250
Kinder Morgan Energy Partners L P       UT LTD PTNR   494550106     9420  118058   SH         Defined          118058
Liberty Media Corp New 3.125% 3/30/2023 DEB   3.125%  530718AF2       43   30000   SH         Defined           30000
Magellan Midstream Partners LP          COM UNIT RP L 559080106    13330  308638   SH         Defined          308638
Market Vectors Agribusiness ETF         AGRIBUS ETF   57060U605      674   12772   SH         Defined           12772
Market Vectors Oil Services             OIL SVCS ETF  57060U191      871   22542   SH         Defined           22542
Mastercard Inc Class A                  CL A          57636Q104      140     284   SH         Defined             284
Mastercard Inc Class A                  CL A          57636Q104      491    1000   SH           Other                           1000
McCormick & Co Inc Com Non Vtg          COM NON VTG   579780206      254    4000   SH           Other                           4000
McDonalds Corp Com                      COM           580135101      227    2576   SH         Defined            2576
McDonalds Corp Com                      COM           580135101       22     250   SH           Other                            250
Microsoft Corp.                         COM           594918104      554   20740   SH         Defined           20740
Microsoft Corp.                         COM           594918104      401   15000   SH           Other                          15000
National Oilwell Varco Inc Common       COM           637071101      273    4000   SH           Other                           4000
Nextera Energy Inc Common New           COM           65339F101       54     780   SH         Defined             780
Nextera Energy Inc Common New           COM           65339F101      221    3200   SH           Other                           3200
Novartis Ag Sponsored Adr               SPONSORED ADR 66987V109      380    6000   SH           Other                           6000
Nustar Energy L.P.                      UNIT COM      67058H102     6336  149145   SH         Defined          149145
Oaktree Cap Group LLC Unit Class A      UNIT 99/99/99 674001201      364    8000   SH           Other                           8000
Occidental Petroleum Corp               COM           674599105      460    6000   SH           Other                           6000
Oneok Partners LP                       UNIT LTD PTN  68268N103    12680  234859   SH         Defined          234859
Pfizer Inc.                             COM           717081103      339   13531   SH         Defined           13531
Pfizer Inc.                             COM           717081103      507   20200   SH           Other                          20200
Phillip Morris International, Inc.      COM           718172109      456    5449   SH         Defined            5449
Phillips 66 Common                      COM           718546104      287    5401   SH         Defined            5401
Pioneer Southwest Energy LP             UNIT LP INT   72388B106     4745  209031   SH         Defined          209031
Plains All American Pipeline, L.P.      UNIT LTD PART 726503105    13882  306845   SH         Defined          306845
Procter & Gamble Co.                    COM           742718109     1137   16749   SH         Defined           16749
Procter & Gamble Co.                    COM           742718109      516    7600   SH           Other                           7600
Royal Dutch Shell Petroleum ADR         SPONS ADR A   780259206      315    4566   SH         Defined            4566
Schein Henry Inc Common                 COM           806407102      486    6045   SH           Other                           6045
Schlumberger Limited                    COM           806857108      499    7200   SH           Other                           7200
Sector Spdr Energy Select               SBI INT-ENERG 81369Y506     1009   14127   SH         Defined           14127
Select Sector SPDR: Consumer Staples    SBI CONS STPL 81369Y308   101238 2900790   SH         Defined         2900790
SPDR Gold Trust                         GOLD SHS      78463V107    90698  559795   SH         Defined          559795
SPDR Gold Trust                         GOLD SHS      78463V107       10      60   SH           Other                             60
Starbucks Corporation                   COM           855244109      274    5100   SH           Other                           5100
Targa Resources Partners LP             COM UNIT      87611X105     5412  144790   SH         Defined          144790
Teekay Lng Partners L.p. Partnership    PRTNRSP UNITS Y8564M105     5576  147586   SH         Defined          147586
The Williams Co Inc                     COM           969457100     5348  163356   SH         Defined          163356
Tiffany and Co.                         COM           886547108      573   10000   SH           Other                          10000
Toronto Dominon Bk Ont                  COM NEW       891160509      514    6100   SH           Other                           6100
United States Antimony Corp Common      COM           911549103      173   98250   SH         Defined           98250
United Technologies Co                  COM           913017109      482    5880   SH         Defined            5880
United Technologies Co                  COM           913017109      410    5000   SH           Other                           5000
United Technologies Corp Unit           UNIT 99/99/99 913017117      279    5000   SH           Other                           5000
Vanguard Natural Resources LLC          COM UNIT      92205F106     5165  198666   SH         Defined          198666
Verizon Communications                  COM           92343V104      206    4762   SH         Defined            4762
Vodafone Group Plc New Spnsred ADR New  SPONS ADR NEW 92857W209       27    1082   SH         Defined            1082
Vodafone Group Plc New Spnsred ADR New  SPONS ADR NEW 92857W209      252   10000   SH           Other                          10000
Walgreen Co Com                         COM           931422109      666   18000   SH           Other                          18000
Walt Disney Co.                         COM DISNEY    254687106      423    8489   SH         Defined            8489
Walt Disney Co.                         COM DISNEY    254687106      759   15250   SH           Other                          15250
Wells Fargo & Co New Com                COM           949746101      198    5795   SH         Defined            5795
Wells Fargo & Co New Com                COM           949746101      523   15300   SH           Other                          15300
Western Gas Partners L.P.               COM UNIT LP I 958254104     7486  157161   SH         Defined          157161
Williams Partners Common Unit LP        COM UNIT L P  96950F104     4349   89370   SH         Defined           89370
Williams Sonoma Inc Common              COM           969904101      285    6500   SH           Other                           6500
Yum Brands Inc Com                      COM           988498101      221    3335   SH         Defined            3335